WEBSITE DEVELOPMENT COSTS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
WEBSITE DEVELOPMENT COSTS

NOTE 6 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization at June 30, 2012 and March 31, 2012, consisted of the following:

	June 30, 2012	March 31, 2012
Website development costs	$5,315	$5,315
Accumulated amortization	(1,068)	(801)
	$4,247	$4,514

AMORTIZATION EXPENSE

Amortization expense was $267 and $0 for the interim period ended June 30, 2012 and for the period from April 11, 2011 (inception) through June 30, 2011.

NOTE 6 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization at March 31, 2012, consisted of the following:

March 31, 2012

Website development costs	$5,315
Accumulated amortization	(801)
$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 for the period from April 11, 2011 (inception) through March 31, 2012.